United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/19

Date of Reporting Period: 12/31/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2019

Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)–
Federated Mortgage Core Portfolio
The total return of Federated Mortgage Core Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2019, was 6.33%. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),1 the Fund's broad-based securities market index, returned 6.35% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBMBS.
During the reporting period, the Fund's investment strategy focused on: (a) security selection; and (b) sector allocation. These were the most significant factors affecting the Fund's performance relative to the BBMBS.
MARKET OVERVIEW
Domestic economic growth was solid with real Gross Domestic Product (GDP) averaging 2.4% over the first three quarters (fourth quarter GDP was unavailable at time of publication) of the year accompanied by growth in nonfarm payrolls of 175,000 jobs per month. The U.S. unemployment rate fell from 3.8% to 3.5% during the reporting period. While economic growth was steady, signs of weakness and uncertainties led the Federal Open Market Committee (FOMC) to cut the federal funds rate on multiple occasions during the reporting period.
The federal funds rate was reduced 25 basis points after each of three separate meetings to a terminal range of 1.50% to 1.75%. Led by consumer spending, overall growth was moderate. However, signs of weakness in manufacturing and capital spending, along with trade uncertainties and a lack of significant inflationary pressures, led monetary policymakers to act. When central banks across the globe joined in the move to lower rates, market yields fell accordingly. Lower U.S. Treasury yields led to declines in the 30-year fixed mortgage rate during the reporting period, which decreased approximately 75 basis points to 3.75%. Refinance activity accelerated as homeowners reduced debt servicing cost but also extracted equity with cash out refinancing activity after an extended period of home price appreciation. The Mortgage Banker Association's Refinance Index soared 88% on a year-over-year basis.
Despite increased refinance activity, securitized assets performed well, posting positive excess returns for the period. Government-issued commercial mortgage-backed securities2 (MBS) posted strong excess returns, buoyed by strong investor demand and collateral performance. Fannie Mae and Freddie Mac-issued residential MBS led the government sector while Ginnie Mae-issued MBS lagged due to rapid prepayment activity.
The 2- and 10-year U.S. Treasury yields declined 92 and 77 basis points to yield 1.57% and 1.92%, respectively.3
Security selection
Falling market interest rates fueled mortgage prepayments as borrowers acted to reduce debt service costs via lower rate mortgages. In such an environment, mortgage investor demand for loans embedded with factors that reduce refinance risk typically increases. The Fund maintained significant exposure to such securities which experienced slower prepayments attributable to lower loan balances and geographic considerations, for example. Loans with these and other select factors posted relatively slower prepayments, and price premiums for such MBS, relative to generic collateral commonly referred to as “To Be Announced” (TBA) securities, increased substantially. Security selection made a positive impact on Fund performance.
Sector allocation
Holdings of agency residential MBS were tactically adjusted with allocations to commercial MBS, asset-backed securities and U.S. Treasuries. An underweight allocation to agency residential mortgages in the latter part of the reporting period negatively impacted Fund performance as the sector posted strong excess return. Overall, sector allocation acted as a drag on Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBMBS.
2	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio from December 31, 2009 to December 31, 2019, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2019
Average Annual Total Returns for the Period Ended 12/31/2019
	1 Year	5 Years	10 Years
Fund	6.33%	2.81%	3.13%
BBMBS	6.35%	2.58%	3.15%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BBMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2019, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	2.6%
Non-Agency Mortgage-Backed Securities	1.5%
Cash Equivalents[2]	4.8%
Other Assets and Liabilities—Net[3]	(2.0)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
3

Portfolio of Investments – Federated Mortgage Core Portfolio
December 31, 2019
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—2.6%
		Credit Card—2.5%
$8,375,000	[1]	American Express Credit Account Master Trust 2018-9, Class A, 2.119% (1-month USLIBOR +0.380%), 4/15/2026	$8,376,430
14,368,000	[1]	Capital One Multi-Asset Execut 2017-A5, Class A5, 2.319% (1-month USLIBOR +0.580%), 7/15/2027	14,381,200
26,460,000	[1]	Discover Card Execution Note T 2017-A5, Class A5, 2.339% (1-month USLIBOR +0.600%), 12/15/2026	26,534,503
12,340,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 2.069% (1-month USLIBOR +0.330%), 8/15/2025	12,332,324
		TOTAL	61,624,457
		Other—0.1%
1,853,616		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,867,696
986,151		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	987,995
		TOTAL	2,855,691
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $64,540,294)	64,480,148
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.1%
		Agency Commercial Mortgage-Backed Securities—3.1%
23,760,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	24,476,573
25,797,908		FHLMC REMIC, Series K736, Class A1, 1.895%, 6/25/2025	25,577,552
28,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	29,401,518
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $79,127,958)	79,455,643
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.3%
		Federal Home Loan Mortgage Corporation—1.8%
44,523,674	[1]	FHLMC REMIC, Series 4856, Class FD, 2.039% (1-month USLIBOR +0.300%), 8/15/2040	44,271,158
		Federal National Mortgage Association—1.0%
25,211,507	[1]	FNMA REMIC, Series 2019-56, Class AF, 2.192% (1-month USLIBOR +0.400%), 10/25/2049	25,159,711
		Non-Agency Mortgage-Backed Securities—1.5%
767,881		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	685,395
452,086		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	269,631
2,377,097		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,396,400
258,722		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.415%, 8/25/2035	253,219
6,737,974		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	6,540,747
6,650,727		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	6,458,306
13,248,710		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	12,852,261
9,597,391		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	9,678,015
		TOTAL	39,133,974
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $109,622,662)	108,564,843
		MORTGAGE-BACKED SECURITIES—87.2%
		Federal Home Loan Mortgage Corporation—31.5%
8,856,488		2.500%, 9/1/2034	8,948,784
2,934,287		2.500%, 10/1/2049	2,901,684
2,972,416		3.000%, 4/1/2031	3,058,859
3,259,583		3.000%, 1/1/2032	3,357,230
4,351,198		3.000%, 3/1/2032	4,485,898
5,132,406		3.000%, 3/1/2032	5,284,874
4,319,545		3.000%, 6/1/2032	4,446,515
5,735,346		3.000%, 6/1/2032	5,909,310
16,016,675		3.000%, 11/1/2032	16,481,469
2,394,995		3.000%, 12/1/2032	2,464,047
Annual Shareholder Report
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$8,293,936	3.000%, 1/1/2033	$8,542,397
27,616,347	3.000%, 2/1/2033	28,540,305
3,779,524	3.000%, 7/1/2033	3,898,888
24,991,309	3.000%, 1/1/2043	25,843,191
7,382,577	3.000%, 11/1/2044	7,486,576
1,447,732	3.000%, 6/1/2045	1,483,056
9,299,857	3.000%, 10/1/2045	9,573,269
1,105,302	3.000%, 5/1/2046	1,139,870
21,011,457	3.000%, 6/1/2046	21,602,921
8,285,577	3.000%, 6/1/2046	8,583,544
10,284,443	3.000%, 7/1/2046	10,635,010
3,097,134	3.000%, 9/1/2046	3,183,349
9,759,417	3.000%, 10/1/2046	10,037,191
10,319,899	3.000%, 10/1/2046	10,607,175
8,811,003	3.000%, 10/1/2046	9,086,564
3,812,901	3.000%, 11/1/2046	3,919,041
8,700,352	3.000%, 11/1/2046	8,904,481
9,958,465	3.000%, 12/1/2046	10,269,912
19,343,626	3.000%, 1/1/2047	19,797,468
16,512,960	3.000%, 5/1/2047	16,988,113
313,184	3.500%, 6/1/2026	324,607
622,799	3.500%, 6/1/2026	645,515
202,260	3.500%, 7/1/2026	209,637
9,234,023	3.500%, 7/1/2042	9,721,518
8,195,794	3.500%, 9/1/2043	8,623,354
5,463,593	3.500%, 5/1/2046	5,688,861
32,603,329	3.500%, 7/1/2046	34,355,131
22,394,112	3.500%, 11/1/2047	23,240,460
67,562,555	3.500%, 11/1/2047	70,158,194
3,774,426	3.500%, 12/1/2047	3,977,229
32,218,874	3.500%, 12/1/2047	33,537,216
29,314,341	3.500%, 12/1/2047	30,422,227
18,966,071	3.500%, 2/1/2048	19,697,679
25,813,162	3.500%, 2/1/2048	26,897,628
2,223	4.000%, 2/1/2020	2,222
232,400	4.000%, 5/1/2024	242,157
1,429,747	4.000%, 8/1/2025	1,490,670
162,785	4.000%, 5/1/2026	169,824
2,411,001	4.000%, 5/1/2026	2,515,244
2,045,526	4.000%, 12/1/2040	2,192,161
12,544,218	4.000%, 12/1/2041	13,439,539
1,719,275	4.000%, 1/1/2042	1,841,986
21,519,478	4.000%, 6/1/2047	22,762,863
22,606,493	4.000%, 10/1/2047	23,868,177
15,728,287	4.000%, 11/1/2047	16,511,724
13,882,238	4.000%, 12/1/2047	14,655,280
9,303,260	4.000%, 2/1/2048	9,759,684
27,072,980	4.000%, 4/1/2048	28,387,663
15,942,652	4.000%, 5/1/2048	16,672,000
Annual Shareholder Report
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$9,246,356	4.000%, 6/1/2048	$9,746,221
10,079	4.500%, 3/1/2021	10,161
158,094	4.500%, 9/1/2021	159,843
167,338	4.500%, 7/1/2024	174,025
175,050	4.500%, 8/1/2024	182,047
466,646	4.500%, 9/1/2024	484,979
454,264	4.500%, 9/1/2024	472,722
244,693	4.500%, 6/1/2025	254,803
1,151,285	4.500%, 11/1/2039	1,251,226
3,249,393	4.500%, 5/1/2040	3,531,468
326,511	4.500%, 6/1/2040	354,855
592,428	4.500%, 7/1/2040	643,856
1,996,307	4.500%, 8/1/2040	2,169,603
986,161	4.500%, 8/1/2040	1,071,769
6,110,455	4.500%, 9/1/2040	6,640,896
1,241,698	4.500%, 7/1/2041	1,346,383
427,023	4.500%, 7/1/2041	461,584
635,117	4.500%, 7/1/2041	688,663
10,827,033	4.500%, 2/1/2048	11,673,868
15,421,667	4.500%, 5/1/2048	16,350,763
12,166,805	4.500%, 8/1/2048	12,996,382
8,577,222	4.500%, 10/1/2048	9,048,400
6,266	5.000%, 7/1/2020	6,280
11,515	5.000%, 10/1/2021	11,741
56,894	5.000%, 11/1/2021	58,014
56,516	5.000%, 12/1/2021	57,741
103,879	5.000%, 6/1/2023	107,599
208,488	5.000%, 7/1/2023	216,313
82,838	5.000%, 7/1/2023	85,945
76,983	5.000%, 7/1/2025	79,740
1,565,303	5.000%, 1/1/2034	1,713,546
530,270	5.000%, 5/1/2034	580,971
2,267	5.000%, 11/1/2035	2,497
694,613	5.000%, 4/1/2036	765,375
10,372	5.000%, 4/1/2036	11,412
138,845	5.000%, 4/1/2036	153,253
769	5.000%, 4/1/2036	849
82,976	5.000%, 5/1/2036	91,597
249,770	5.000%, 6/1/2036	274,386
113,248	5.000%, 6/1/2036	124,774
674,463	5.000%, 12/1/2037	744,536
95,196	5.000%, 5/1/2038	105,172
47,550	5.000%, 6/1/2038	52,651
113,291	5.000%, 9/1/2038	125,380
101,357	5.000%, 2/1/2039	112,219
51,607	5.000%, 3/1/2039	57,137
113,094	5.000%, 6/1/2039	125,214
3,473,995	5.000%, 10/1/2039	3,835,420
291,777	5.000%, 2/1/2040	321,677
Annual Shareholder Report
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$601,520	5.000%, 8/1/2040	$661,281
12,098	5.500%, 3/1/2021	12,275
77,008	5.500%, 4/1/2021	78,033
35,976	5.500%, 1/1/2022	36,896
91,838	5.500%, 1/1/2022	94,075
4,352	5.500%, 1/1/2022	4,463
112,100	5.500%, 2/1/2022	115,094
1,321,935	5.500%, 5/1/2034	1,475,200
103,338	5.500%, 3/1/2036	116,118
124,597	5.500%, 3/1/2036	140,522
41,958	5.500%, 3/1/2036	47,165
110,442	5.500%, 3/1/2036	124,124
265,765	5.500%, 6/1/2036	299,849
117,924	5.500%, 6/1/2036	132,562
77,704	5.500%, 6/1/2036	87,338
103,229	5.500%, 9/1/2037	116,273
339,085	5.500%, 9/1/2037	381,248
143,045	5.500%, 12/1/2037	161,306
23,633	5.500%, 3/1/2038	26,605
12,009	6.000%, 7/1/2029	13,427
36,636	6.000%, 2/1/2032	41,325
50,308	6.000%, 5/1/2036	57,928
69,179	6.000%, 8/1/2037	79,611
263,269	6.000%, 9/1/2037	303,116
11,006	6.500%, 3/1/2022	11,379
9,383	6.500%, 6/1/2029	10,604
10,652	6.500%, 6/1/2029	12,051
4,228	6.500%, 7/1/2029	4,742
248,203	6.500%, 11/1/2036	290,424
599,900	6.500%, 10/1/2037	705,464
3,108	6.500%, 4/1/2038	3,651
2,572	6.500%, 4/1/2038	3,027
94	7.000%, 10/1/2020	95
8,824	7.000%, 4/1/2032	10,125
170,447	7.000%, 4/1/2032	198,449
55,429	7.000%, 9/1/2037	65,155
22,789	7.500%, 8/1/2029	26,320
24,369	7.500%, 10/1/2029	28,019
12,760	7.500%, 11/1/2029	14,707
15,760	7.500%, 4/1/2031	17,549
14,740	7.500%, 5/1/2031	17,090
3,771	8.000%, 3/1/2030	4,367
36,127	8.000%, 1/1/2031	42,310
53,488	8.000%, 2/1/2031	62,176
56,137	8.000%, 3/1/2031	65,721
1,591	8.500%, 9/1/2025	1,755
420	8.500%, 9/1/2025	463
	TOTAL	795,208,874
Annual Shareholder Report
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Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—43.7%
$4,129,307	2.500%, 2/1/2028	$4,176,856
25,000,000	2.500%, 6/1/2034	25,233,188
6,862,622	2.500%, 9/1/2034	6,934,138
3,898,084	2.500%, 9/1/2034	3,932,007
39,737,162	2.500%, 12/1/2034	40,082,974
20,941,020	2.500%, 11/1/2049	20,701,800
8,438,434	2.500%, 12/1/2049	8,342,037
9,973,914	2.500%, 12/1/2049	9,859,977
2,945,610	3.000%, 2/1/2032	3,029,341
5,724,085	3.000%, 8/1/2043	5,888,794
4,359,935	3.000%, 9/1/2043	4,485,390
14,052,077	3.000%, 8/1/2046	14,456,420
5,380,086	3.000%, 9/1/2046	5,546,664
8,442,689	3.000%, 10/1/2046	8,640,772
2,556,879	3.000%, 10/1/2046	2,628,056
5,504,943	3.000%, 11/1/2046	5,647,863
4,980,814	3.000%, 11/1/2046	5,119,466
8,722,770	3.000%, 11/1/2046	8,927,425
2,929,286	3.000%, 1/1/2047	2,994,352
68,267,748	3.000%, 1/1/2047	69,869,452
1,412,068	3.000%, 2/1/2047	1,456,230
17,035,514	3.000%, 3/1/2047	17,520,380
13,006,477	3.000%, 3/1/2047	13,311,636
1,929,017	3.000%, 4/1/2047	1,981,509
12,045,952	3.000%, 12/1/2047	12,392,570
16,705,817	3.000%, 12/1/2047	17,223,064
5,544,053	3.000%, 2/1/2048	5,686,256
1,534,350	3.000%, 2/1/2048	1,573,705
39,227,265	3.000%, 4/1/2049	39,804,381
6,259,652	3.000%, 11/1/2049	6,377,956
2,495,941	3.000%, 11/1/2049	2,531,101
46,614,226	3.000%, 12/1/2049	47,270,886
30,678,008	3.000%, 12/1/2049	31,110,172
268,074	3.500%, 11/1/2025	277,852
445,288	3.500%, 11/1/2025	461,530
421,821	3.500%, 12/1/2025	437,206
153,038	3.500%, 1/1/2026	158,620
514,131	3.500%, 1/1/2026	532,884
29,500,809	3.500%, 4/1/2033	30,917,925
13,475,899	3.500%, 9/1/2042	14,212,603
21,529,063	3.500%, 7/1/2045	22,692,564
16,231,248	3.500%, 8/1/2046	16,900,476
12,139,527	3.500%, 8/1/2046	12,638,154
20,749,494	3.500%, 9/1/2046	21,595,286
8,282,671	3.500%, 11/1/2046	8,722,529
8,272,782	3.500%, 2/1/2047	8,712,115
25,034,815	3.500%, 11/1/2047	25,980,963
23,050,857	3.500%, 12/1/2047	23,943,635
26,752,419	3.500%, 12/1/2047	27,788,562
Annual Shareholder Report
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$14,334,321	3.500%, 12/1/2047	$14,876,063
16,796,625	3.500%, 4/1/2048	17,405,180
19,420,530	3.500%, 9/1/2049	19,978,497
393,590	4.000%, 12/1/2025	410,362
391,405	4.000%, 7/1/2026	408,328
2,837,312	4.000%, 2/1/2041	3,040,707
7,435,677	4.000%, 12/1/2041	7,968,709
2,861,288	4.000%, 3/1/2042	3,072,660
6,012,430	4.000%, 4/1/2042	6,437,799
9,784,189	4.000%, 10/1/2045	10,412,194
2,249,579	4.000%, 3/1/2046	2,390,455
3,506,595	4.000%, 7/1/2046	3,718,848
3,278,987	4.000%, 9/1/2046	3,467,574
5,458,736	4.000%, 11/1/2046	5,770,813
24,842,160	4.000%, 6/1/2047	26,277,528
11,837,277	4.000%, 10/1/2047	12,434,298
9,663,289	4.000%, 10/1/2047	10,139,793
9,513,889	4.000%, 11/1/2047	9,980,647
12,173,901	4.000%, 12/1/2047	12,875,400
15,341,478	4.000%, 12/1/2047	16,139,208
6,617,626	4.000%, 1/1/2048	7,022,738
12,748,641	4.000%, 2/1/2048	13,371,708
9,679,728	4.000%, 2/1/2048	10,155,832
4,545,829	4.000%, 2/1/2048	4,907,214
16,668,442	4.000%, 2/1/2048	17,472,665
20,056,597	4.000%, 2/1/2048	21,074,433
4,164,739	4.000%, 3/1/2048	4,495,828
45,900,021	4.000%, 3/1/2048	48,114,614
3,833,388	4.000%, 3/1/2048	4,031,040
11,922,509	4.000%, 4/1/2048	12,546,184
10,425,412	4.000%, 5/1/2048	10,912,130
2,742,984	4.000%, 6/1/2048	2,871,042
13,670,437	4.000%, 6/1/2048	14,291,563
11,083,637	4.000%, 7/1/2048	11,536,315
6,022,248	4.000%, 11/1/2048	6,286,464
197,210	4.500%, 2/1/2039	214,158
1,197,285	4.500%, 5/1/2040	1,301,220
3,836,365	4.500%, 10/1/2040	4,169,394
371,232	4.500%, 11/1/2040	402,994
4,335,052	4.500%, 4/1/2041	4,700,534
2,150,397	4.500%, 6/1/2041	2,331,693
4,597,587	4.500%, 9/1/2041	4,982,329
10,163,828	4.500%, 5/1/2048	10,779,336
8,766,220	4.500%, 9/1/2048	9,258,738
519,406	5.000%, 5/1/2023	538,451
93,022	5.000%, 8/1/2023	96,591
399,183	5.000%, 11/1/2023	416,480
2,218,745	5.000%, 2/1/2036	2,443,460
1,346,366	5.000%, 7/1/2040	1,480,127
Annual Shareholder Report
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,488,369	5.000%, 10/1/2041	$1,626,935
32,920	5.500%, 1/1/2032	36,557
43,717	5.500%, 1/1/2032	48,547
409,829	5.500%, 9/1/2034	459,094
1,392,219	5.500%, 12/1/2034	1,559,129
47,157	5.500%, 4/1/2035	52,722
488,636	5.500%, 11/1/2035	549,654
327,073	5.500%, 1/1/2036	368,627
117,461	5.500%, 3/1/2036	132,224
498,609	5.500%, 4/1/2036	560,641
740,203	5.500%, 4/1/2036	833,480
217,496	5.500%, 5/1/2036	244,589
157,611	5.500%, 9/1/2036	177,527
515,353	5.500%, 8/1/2037	580,793
188,261	5.500%, 7/1/2038	212,246
863,288	5.500%, 4/1/2041	946,653
1,349	6.000%, 1/1/2029	1,385
13,272	6.000%, 1/1/2029	14,655
17,082	6.000%, 2/1/2029	18,875
7,602	6.000%, 2/1/2029	8,412
4,794	6.000%, 4/1/2029	5,347
15,953	6.000%, 5/1/2029	17,774
10,242	6.000%, 5/1/2029	11,333
698,334	6.000%, 7/1/2034	797,854
378,168	6.000%, 11/1/2034	431,400
189,006	6.000%, 7/1/2036	217,210
47,932	6.000%, 7/1/2036	55,215
242,759	6.000%, 10/1/2037	279,539
188,628	6.000%, 6/1/2038	216,583
996,286	6.000%, 7/1/2038	1,148,838
80,385	6.000%, 9/1/2038	92,743
60,968	6.000%, 10/1/2038	70,335
435,649	6.000%, 2/1/2039	502,455
29,697	6.500%, 9/1/2028	32,272
4,340	6.500%, 8/1/2029	4,874
5,344	6.500%, 6/1/2031	6,115
15,004	6.500%, 6/1/2031	17,080
5,041	6.500%, 6/1/2031	5,702
5,622	6.500%, 6/1/2031	6,376
33,700	6.500%, 12/1/2031	38,803
3,248	6.500%, 1/1/2032	3,737
47,026	6.500%, 3/1/2032	54,126
188,085	6.500%, 4/1/2032	214,815
59,509	6.500%, 5/1/2032	68,603
295,172	6.500%, 7/1/2036	344,904
11,569	6.500%, 8/1/2036	13,556
14,296	6.500%, 9/1/2036	16,803
84,378	6.500%, 12/1/2036	98,588
116,869	6.500%, 9/1/2037	137,656
Annual Shareholder Report
10

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$6,395	6.500%, 12/1/2037	$7,535
90,498	6.500%, 10/1/2038	106,662
799	7.000%, 7/1/2023	848
20,586	7.000%, 2/1/2024	21,778
895	7.000%, 5/1/2024	965
2,148	7.000%, 7/1/2024	2,330
1,219	7.000%, 7/1/2025	1,339
15,304	7.000%, 9/1/2031	17,564
6,113	7.000%, 9/1/2031	7,096
130,048	7.000%, 11/1/2031	151,179
10,938	7.000%, 12/1/2031	12,496
74,163	7.000%, 1/1/2032	83,496
28,935	7.000%, 2/1/2032	33,568
37,435	7.000%, 3/1/2032	43,538
263,993	7.000%, 3/1/2032	300,228
122,252	7.000%, 4/1/2032	142,464
5,709	7.000%, 4/1/2032	6,648
29,664	7.000%, 4/1/2032	34,083
29,104	7.000%, 6/1/2032	33,885
283,801	7.000%, 6/1/2037	333,687
985	7.500%, 1/1/2030	1,144
10,681	7.500%, 9/1/2030	12,408
14,633	7.500%, 5/1/2031	17,065
4,037	7.500%, 6/1/2031	4,700
39,180	7.500%, 8/1/2031	45,583
45,036	7.500%, 1/1/2032	51,748
3,835	7.500%, 6/1/2033	4,403
225	8.000%, 7/1/2023	235
4,956	8.000%, 10/1/2026	5,600
2,386	8.000%, 11/1/2029	2,754
453	9.000%, 6/1/2025	503
	TOTAL	1,104,950,973
	Government National Mortgage Association—10.0%
20,676,387	3.000%, 1/20/2047	21,294,660
1,648,576	3.500%, 8/15/2043	1,738,399
1,299,771	3.500%, 8/15/2043	1,370,589
16,916,611	3.500%, 3/20/2047	17,740,489
20,587,811	3.500%, 11/20/2047	21,590,485
27,519,925	3.500%, 6/20/2049	28,402,690
46,560,054	3.500%, 9/20/2049	48,209,988
28,874,985	3.500%, 10/20/2049	29,927,545
26,843,276	3.500%, 11/20/2049	27,846,941
1,633,507	4.000%, 9/15/2040	1,748,386
4,054,298	4.000%, 10/15/2040	4,339,423
1,888,075	4.000%, 1/15/2041	2,019,087
2,627,887	4.000%, 10/15/2041	2,805,307
7,488,000	4.000%, 5/20/2047	7,824,558
19,084,078	4.000%, 6/15/2048	20,038,553
427,141	4.500%, 1/15/2039	464,469
Annual Shareholder Report
11

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$348,592	4.500%, 6/15/2039	$380,737
1,431,807	4.500%, 10/15/2039	1,563,641
427,499	4.500%, 1/15/2040	467,485
249,420	4.500%, 6/15/2040	272,750
347,469	4.500%, 9/15/2040	379,970
533,781	4.500%, 2/15/2041	582,875
1,287,252	4.500%, 3/15/2041	1,407,655
131,793	4.500%, 5/15/2041	143,667
4,397,528	4.500%, 6/20/2041	4,792,044
718,286	4.500%, 9/15/2041	781,880
493,124	4.500%, 10/15/2043	536,013
398,572	4.500%, 11/15/2043	430,497
583,069	5.000%, 1/15/2039	645,149
560,082	5.000%, 5/15/2039	619,984
804,175	5.000%, 8/20/2039	884,912
233,474	5.500%, 12/15/2038	261,189
168,826	5.500%, 12/20/2038	189,255
354,786	5.500%, 1/15/2039	398,214
356,747	5.500%, 2/15/2039	399,883
8,813	6.000%, 10/15/2028	9,664
11,137	6.000%, 3/15/2029	12,205
105,889	6.000%, 2/15/2036	120,432
184,443	6.000%, 4/15/2036	209,721
170,677	6.000%, 6/15/2037	194,498
19,295	6.500%, 10/15/2028	21,557
7,096	6.500%, 10/15/2028	7,704
8,685	6.500%, 11/15/2028	9,620
14,650	6.500%, 12/15/2028	16,271
5,669	6.500%, 2/15/2029	6,333
14,275	6.500%, 3/15/2029	15,896
28,853	6.500%, 9/15/2031	32,882
62,011	6.500%, 2/15/2032	70,434
18,241	7.000%, 11/15/2027	20,311
14,729	7.000%, 12/15/2027	16,505
10,131	7.000%, 6/15/2028	11,213
19,235	7.000%, 11/15/2028	21,400
8,747	7.000%, 1/15/2029	9,860
8,114	7.000%, 5/15/2029	9,209
2,391	7.000%, 10/15/2029	2,705
23,521	7.000%, 5/15/2030	26,696
15,858	7.000%, 11/15/2030	18,066
15,941	7.000%, 12/15/2030	17,982
29,731	7.000%, 6/15/2031	33,489
15,422	7.000%, 8/15/2031	17,570
64,671	7.000%, 10/15/2031	74,144
11,496	7.000%, 12/15/2031	13,231
18,533	7.500%, 8/15/2029	21,192
44,929	7.500%, 10/15/2029	51,648
54,614	7.500%, 6/15/2030	63,087
Annual Shareholder Report
12

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$4,708		7.500%, 10/15/2030	$5,420
7,368		7.500%, 1/15/2031	8,556
3,766		8.000%, 1/15/2022	3,923
2,482		8.000%, 6/15/2022	2,595
4,095		8.000%, 8/15/2029	4,715
2,691		8.000%, 10/15/2029	3,110
9,657		8.000%, 11/15/2029	11,171
9,876		8.000%, 1/15/2030	11,314
3,587		8.000%, 10/15/2030	4,141
78,853		8.000%, 11/15/2030	91,255
4,180		8.500%, 5/15/2029	4,875
172		9.500%, 10/15/2020	174
		TOTAL	253,806,143
		Uniform Mortgage-Backed Securities, TBA—2.0%
50,000,000	[2]	3.000%, 1/20/2050	51,360,505
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $ 2,124,855,938)	2,205,326,495
		INVESTMENT COMPANY—4.8%
121,153,079		[3]Federated Government Obligations Fund, Premier Shares, 1.53%[4] (IDENTIFIED COST $121,153,079)	121,153,079
		TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $2,499,299,931)[5]	2,578,980,208
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[6]	(50,115,422)
		TOTAL NET ASSETS—100%	$2,528,864,786
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2018	89,372,028
Purchases/Additions	1,550,583,537
Sales/Reductions	(1,518,802,486)
Balance of Shares Held 12/31/2019	121,153,079
Value	$121,153,079
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$3,222,268
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of this security is segregated pending settlement of when issue and delayed transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,498,099,757.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report
13

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$64,480,148	$—	$64,480,148
Commercial Mortgage-Backed Securities	—	79,455,643	—	79,455,643
Collateralized Mortgage Obligations	—	108,564,843	—	108,564,843
Mortgage-Backed Securities	—	2,205,326,495	—	2,205,326,495
Investment Company	121,153,079	—	—	121,153,079
TOTAL SECURITIES	$121,153,079	$2,457,827,129	$—	$2,578,980,208
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.60	$9.80	$9.81	$9.85	$9.97
Income From Investment Operations:
Net investment income[1]	0.32	0.30	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.28	(0.20)	0.00[2]	(0.00)[2]	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.10	0.27	0.23	0.16
Less Distributions:
Distributions from net investment income	(0.32)	(0.30)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Period	$9.88	$9.60	$9.80	$9.81	$9.85
Total Return[3]	6.33%	1.10%	2.75%	2.30%	1.66%
Ratios to Average Net Assets:
Net expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.25%	3.18%	2.71%	2.34%	2.31%
Expense waiver/reimbursement[4]	—%	—%	0.00%[5]	0.00%[5]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,528,865	$2,815,951	$1,787,418	$2,147,397	$1,900,395
Portfolio turnover	130%	109%	88%	258%	307%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	100%	109%	46%	42%	46%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2019
Assets:
Investment in securities, at value including $121,153,079 of investment in an affiliated holding* (identified cost $2,499,299,931)		$2,578,980,208
Income receivable		6,500,950
Income receivable from an affiliated holding		414,791
TOTAL ASSETS		2,585,895,949
Liabilities:
Payable for investments purchased	$51,364,583
Income distribution payable	5,390,979
Accrued expenses (Note 5)	275,601
TOTAL LIABILITIES		57,031,163
Net assets for 255,950,936 shares outstanding		$2,528,864,786
Net Assets Consist of:
Paid-in capital		$2,507,738,449
Total distributable earnings (loss)		21,126,337
TOTAL NET ASSETS		$2,528,864,786
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,528,864,786 ÷ 255,950,936 shares outstanding, no par value, unlimited shares authorized		$9.88
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2019
Investment Income:
Interest		$81,674,718
Dividends received from an affiliated holding*		3,222,268
TOTAL INCOME		84,896,986
Expenses:
Administrative fee (Note 5)	$12,823
Custodian fees	106,817
Transfer agent fee	180,339
Directors'/Trustees' fees (Note 5)	19,319
Auditing fees	32,500
Legal fees	10,473
Portfolio accounting fees	247,717
Share registration costs	200
Printing and postage	16,003
Miscellaneous (Note 5)	30,903
TOTAL EXPENSES	657,094
Net investment income		84,239,892
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		11,228,822
Net change in unrealized appreciation of investments		62,595,684
Net realized and unrealized gain (loss) on investments		73,824,506
Change in net assets resulting from operations		$158,064,398
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$84,239,892	$74,500,364
Net realized gain (loss)	11,228,822	(38,821,151)
Net change in unrealized appreciation/depreciation	62,595,684	9,445,875
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	158,064,398	45,125,088
Distributions to Shareholders	(84,671,889)	(74,757,288)
Share Transactions:
Proceeds from sale of shares	679,031,800	1,338,729,800
Net asset value of shares issued to shareholders in payment of distributions declared	10,132,796	8,059,110
Cost of shares redeemed	(1,049,643,767)	(288,623,600)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(360,479,171)	1,058,165,310
Change in net assets	(287,086,662)	1,028,533,110
Net Assets:
Beginning of period	2,815,951,448	1,787,418,338
End of period	$2,528,864,786	$2,815,951,448
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2019
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds, or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
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Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2019	2018
Shares sold	69,130,342	140,395,762
Shares issued to shareholders in payment of distributions declared	1,033,755	844,493
Shares redeemed	(107,607,772)	(30,302,963)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(37,443,675)	110,937,292
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$84,671,889	$74,757,288
As of December 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$597,895
Net unrealized appreciation	$80,880,451
Capital loss carryforwards	$(60,352,009)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for dollar-roll transactions.
At December 31, 2019, the cost of investments for federal tax purposes was $2,498,099,757. The net unrealized appreciation of investments for federal tax purposes was $80,880,451. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $83,316,172 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,435,721.
As of December 31, 2019, the Fund had a capital loss carryforward of $60,352,009 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$36,259,149	$24,092,860	$60,352,009
The Fund used capital loss carryforwards of $10,649,285 to offset capital gains realized during the year ended December 31, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2019, were as follows:
Purchases	$245,352,683
Sales	$151,140,110
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2019, the Fund had no outstanding loans. During the year ended December 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2019, there were no outstanding loans. During the year ended December 31, 2019, the program was not utilized.
9. Subsequent event
Effective on or about February 28, 2021, the name of the Trust and Fund will change to Federated Hermes Core Trust and Mortgage Core Fund, respectively.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2019, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm– Federated Mortgage Core Portfolio
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED MORTGAGE CORE PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the funds constituting the Federated Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio (one of the funds constituting the Federated Core Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
February 21, 2020
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,019.70	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.00	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustee and Trust Officers
The Board of Trustee is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court's Board of Continuing Judicial Education and the Supreme Court's Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes' taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2019
Federated Mortgage Core Portfolio (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated Funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, the Adviser or its affiliates (collectively, “Federated”) may receive compensation for managing assets invested in the Fund.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute trades for funds advised by Federated (each, a “Federated Fund”). The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
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management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
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The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Mortgage Core Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
30129 (2/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2019

High Yield Bond Portfolio

A Portfolio of Federated Core Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)–
High Yield Bond Portfolio
The total return of the High Yield Bond Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2019, was 15.18%. The total return of the Fund's shares consisted of 7.02% current income and 8.16% of appreciation in the net asset value of the Fund's shares. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),1 a broad-based securities market index, was 14.32% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBHY2%ICI were: (1) the allocation among industry sectors and (2) the selection of individual securities.
MARKET OVERVIEW
The total return for the high-yield2 market for the reporting period was attractive on both an absolute and relative basis. For example, the BBHY2%ICI, which returned 14.32% for the period, substantially outperformed the Bloomberg Barclays U.S. Aggregate Bond Index,3 a measure of high-quality bond4 performance, which returned 8.72% for the period. Several factors positively impacted the high-yield market. First, the market began the period at attractive valuation levels given a substantial market decline that occurred in the fourth quarter of 2018. Second, the U.S. economy continued to expand with the consumer leading the way. Job gains continued to be robust, unemployment statistics continued to be low, and measures of consumer confidence remained high. Third, the U.S. Federal Reserve policy turned more accommodative during the year joining most other central banks. While geopolitical issues remained volatile, the phase 1 trade deal between China and the U.S. announced late in the period as well as the outcome of U.K. elections were viewed positively. Finally, oil prices which declined substantially in late 2018, marched higher in 2019. The high-yield market also benefited from the strength in global equity markets which rebounded strongly from their swoon in the 4th quarter of 2018. The positive influence of these factors was illustrated by the narrowing of the yield spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,5 began the reporting period at 575 basis points and ended the reporting period at 414 basis points.
Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI during the reporting period included: Finance Companies, Banking, Retail, Home Construction and Consumer Products. Major industry sectors that substantially underperformed the overall BBHY2%ICI during the reporting period included: Oil Field Services, Independent Energy, Leisure, Pharmaceuticals and Media/Entertainment. From a credit quality perspective, the “BB”-rated sector led the way during the reporting period with a total return of 15.51% followed by the “B”-rated sector with a return of 14.80%. Given the overall strong returns for the market as a whole, it is somewhat surprising that the “CCC”-rated sector was the weakest returning sector in the market with a return of 9.51% during the reporting period as credit-specific issues negatively impacted returns relative to the BBHY2%ICI.
Sector Allocation
The Fund was positively impacted by its sector allocation during the reporting period. The Fund benefited from its overweight allocation to the strong-performing Property & Casualty industry sector and its underweight allocation to the poor-performing Oil Field Services and Independent Energy industry sectors. The Fund was negatively impacted by its underweight allocation to the strong-performing Banking and Home Construction industry sectors. Cash holdings also negatively impacted Fund performance, given the strong absolute returns for the market.
Annual Shareholder Report

Security Selection
The Fund's security selection during the period was very strong, positively impacting returns relative to the BBHY2%ICI. This was especially true in the Oil Field Services, Independent Energy, Technology, Metals & Mining, Automotive, Building Materials, Packaging, Chemicals and Cable & Satellite industry sectors. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BBHY2%ICI included: Bausch Health Cos., Hub International, Star Merger Sub (aka Dun & Bradstreet), Navient and Rackspace. The Fund was negatively impacted by security selection in the Pharmaceutical, Retail, Healthcare, Consumer Products and Midstream industry sectors. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BBHY2%ICI included: Mallinckrodt, Team Health, Party City, Summit Midstream and Enterprise Merger (aka Envision Healthcare).
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio from December 31, 2009 to December 31, 2019, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2019
Average Annual Total Returns for the Period Ended 12/31/2019
	1 Year	5 Years	10 Years
Fund	15.18%	6.64%	8.05%
BBHY2%ICI	14.32%	6.14%	7.55%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At December 31, 2019, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	9.2%
Cable Satellite	8.0%
Technology	7.7%
Midstream	6.4%
Packaging	6.2%
Media Entertainment	6.0%
Independent Energy	4.7%
Insurance - P&C	4.0%
Pharmaceuticals	3.8%
Wireless Communications	3.6%
Gaming	3.3%
Automotive	3.1%
Utility - Electric	2.9%
Other[2]	25.2%
Cash Equivalents[3]	4.7%
Other Assets and Liabilities—Net[4]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute 2.5% or less of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
December 31, 2019
Principal Amount or Shares		Value
	CORPORATE BONDS—94.0%
	Aerospace/Defense—1.4%
$5,625,000	TransDigm UK Holdings PLC, Sr. Sub., 6.875%, 5/15/2026	$6,006,642
5,275,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	5,720,653
10,350,000	TransDigm, Inc., Sr. Sub. Deb., 144A, 5.500%, 11/15/2027	10,485,378
525,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	547,095
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,177,385
	TOTAL	25,937,153
	Automotive—3.1%
7,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	6,914,068
2,300,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	2,361,174
4,775,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	4,966,119
3,675,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	3,938,314
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,405,724
625,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	645,313
2,525,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	2,618,046
3,650,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	3,802,752
450,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	458,820
2,375,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,524,263
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,724,556
4,350,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	4,601,637
550,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	593,656
12,400,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	13,197,940
6,125,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	6,261,725
	TOTAL	58,014,107
	Banking—0.2%
3,100,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	3,475,875
	Building Materials—2.2%
800,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	813,480
8,225,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	8,754,279
1,050,000	Beacon Roofing Supply, Inc., 144A, 4.500%, 11/15/2026	1,082,812
3,550,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	3,740,777
8,175,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	8,501,918
1,000,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	1,065,348
7,075,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	7,393,552
9,125,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	9,534,005
	TOTAL	40,886,171
	Cable Satellite—8.0%
4,450,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	4,603,903
3,450,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	3,646,201
3,175,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	3,216,370
5,475,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	5,593,616
1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,161,680
3,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	3,832,050
5,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	6,149,344
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,690,960
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	695,078
400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	414,334
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$5,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	$5,723,041
900,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	924,377
3,675,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	3,899,405
4,225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	4,515,469
1,325,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,479,859
4,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,840,017
4,575,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	5,180,375
5,900,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	6,305,330
5,050,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,432,285
4,450,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,802,796
4,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	4,353,707
345,000	Charter Communications Holdings II, 5.750%, 1/15/2024	352,043
4,475,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	4,582,221
6,800,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	7,216,432
4,275,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	3,902,712
1,975,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	1,830,993
3,925,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	3,379,916
2,800,000	Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	2,847,838
4,625,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	4,865,893
3,075,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	3,183,747
1,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	1,969,718
2,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	3,086,807
10,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	11,626,200
2,550,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	2,704,530
1,675,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,728,039
3,650,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	3,770,140
6,175,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	6,572,361
3,100,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	3,203,990
3,575,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,779,928
	TOTAL	149,063,705
	Chemicals—2.5%
2,150,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	2,199,267
6,975,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	7,184,250
5,325,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	5,320,554
3,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	3,326,094
4,675,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	4,902,860
3,575,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	3,726,848
8,375,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	8,793,666
3,550,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,720,098
7,600,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	8,075,190
	TOTAL	47,248,827
	Construction Machinery—0.7%
4,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	5,058,938
3,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	4,100,899
725,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	741,530
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	624,689
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	1,020,105
775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	833,338
	TOTAL	12,379,499
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—1.4%
$1,425,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	$1,534,118
12,600,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	13,489,465
8,828,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	9,440,222
1,575,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,660,601
	TOTAL	26,124,406
	Consumer Products—0.9%
3,350,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	3,573,948
925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	961,616
1,700,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,902,980
550,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	577,500
8,500,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	8,857,722
	TOTAL	15,873,766
	Diversified Manufacturing—1.3%
800,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	850,278
750,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	798,439
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,118,531
7,225,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	7,362,600
975,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	1,067,964
4,825,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	4,787,956
7,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,256,212
1,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,456,581
	TOTAL	24,698,561
	Environmental—0.2%
4,250,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	4,286,125
	Finance Companies—1.9%
1,600,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	1,751,192
7,925,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	8,499,483
1,025,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,134,163
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	853,236
1,050,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,141,864
7,225,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	7,941,431
12,850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	13,310,480
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,607,850
	TOTAL	36,239,699
	Food & Beverage—2.5%
3,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,265,594
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,143,230
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	52,116
4,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	5,064,304
4,525,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	4,662,628
1,900,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	2,017,515
925,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	950,821
3,525,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	3,776,244
2,775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	2,936,228
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,509,489
10,225,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	10,990,060
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	7,095,584
	TOTAL	47,463,813
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—3.3%
$2,500,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	$2,601,500
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,104,732
1,750,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	1,884,046
5,925,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	6,139,781
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	3,321,943
1,225,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	1,351,327
1,375,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 5.750%, 2/1/2027	1,538,281
2,300,000	MGM Resorts International, 6.000%, 3/15/2023	2,529,045
1,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	2,098,087
2,575,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	2,863,014
4,175,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	4,686,396
5,600,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	5,728,324
1,750,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,854,392
9,550,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	10,367,480
7,250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	7,395,000
2,750,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	2,751,141
2,150,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,218,445
1,675,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,753,474
	TOTAL	62,186,408
	Health Care—9.2%
2,525,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,571,296
8,150,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	8,469,195
8,075,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	7,250,664
1,025,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	1,095,023
9,775,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	10,944,237
5,125,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	5,214,687
2,275,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,347,513
1,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	1,460,924
1,200,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	1,224,720
7,325,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	4,562,358
2,300,000	HCA, Inc., 5.875%, 5/1/2023	2,546,664
1,925,000	HCA, Inc., 5.875%, 2/15/2026	2,192,537
9,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,469,797
3,325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	3,711,614
3,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	3,652,640
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	3,212,062
1,400,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	1,549,492
725,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	747,908
6,800,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	7,189,793
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,404,735
7,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	8,182,493
2,500,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	2,568,812
11,475,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	11,130,635
8,525,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	8,492,976
5,950,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	5,555,774
1,175,000	RegionalCare Hospital Partners Holdings, Inc., Sr. Unsecd. Note, 144A, 11.500%, 5/1/2024	1,266,063
5,425,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	5,440,814
15,150,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	10,156,787
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,167,826
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$775,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	$812,082
2,900,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	3,041,085
3,075,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	3,251,812
5,050,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	5,214,125
2,900,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,974,921
1,900,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	2,091,511
6,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	6,561,677
1,075,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,153,311
11,125,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	11,124,889
		TOTAL	172,005,452
		Health Insurance—1.0%
4,025,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.250%, 12/15/2027	4,148,165
4,850,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.625%, 12/15/2029	5,120,145
1,450,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2025	1,509,182
2,750,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	2,923,525
2,950,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	3,070,404
1,375,000		WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	1,466,919
		TOTAL	18,238,340
		Independent Energy—4.7%
2,300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,730,750
225,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	181,125
750,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	600,261
1,975,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	1,969,319
2,800,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,601,473
3,800,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	3,881,472
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	1,220,943
2,450,000		Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	2,492,483
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	3,024,974
3,750,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,908,709
4,234,000		Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	4,011,715
3,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	1,920,843
7,000,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	7,157,430
5,150,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	2,590,012
2,475,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	1,763,437
2,400,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,530,996
1,050,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	653,990
3,675,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	3,803,083
2,475,000		Laredo Petroleum, 5.625%, 1/15/2022	2,407,710
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	1,316,581
923,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	890,695
950,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	931,000
4,700,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	3,912,867
925,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	939,259
3,675,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	3,675,092
550,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	567,870
2,375,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	2,515,956
2,250,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	2,233,125
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	1,466,663
4,075,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,494,312
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$1,050,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	$968,426
3,750,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,570,319
425,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	418,700
1,700,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,670,841
3,500,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	3,534,965
1,075,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	998,379
875,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	111,563
3,025,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	211,750
1,200,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	1,268,220
450,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	481,420
3,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	3,045,000
2,150,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	1,470,611
	TOTAL	87,144,339
	Industrial - Other—0.8%
3,775,000	Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	3,937,004
4,375,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	4,081,052
1,100,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,170,785
3,325,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	3,464,933
2,500,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	2,525,063
	TOTAL	15,178,837
	Insurance - P&C—4.0%
2,800,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	3,050,250
5,150,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	4,982,574
925,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 10.125%, 8/1/2026	998,882
2,725,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	2,923,380
8,950,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	9,916,399
7,950,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	8,106,535
1,625,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,694,627
20,275,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	21,492,007
1,550,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,541,607
9,525,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	9,572,530
550,000	NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	562,603
9,400,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	9,632,086
	TOTAL	74,473,480
	Leisure—0.6%
750,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	777,638
5,125,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,474,012
200,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	208,833
4,050,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	4,249,867
	TOTAL	10,710,350
	Lodging—0.3%
4,225,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	4,458,843
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	1,990,739
	TOTAL	6,449,582
	Media Entertainment—6.0%
2,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	2,338,566
4,725,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	4,831,313
5,275,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	5,567,314
1,975,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	2,119,420
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$3,750,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	$3,800,348
5,575,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	5,432,001
3,950,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	4,237,748
7,550,000		Gannett Co., Inc., 6.375%, 10/15/2023	7,785,937
2,450,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	2,727,095
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	2,339,066
5,775,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	6,153,840
1,100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,129,535
1,825,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	1,912,874
6,350,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 9.000%, 3/1/2021	0
10,036,766		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	11,109,194
4,550,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	4,756,331
875,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	920,207
7,800,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	8,147,763
4,175,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	4,407,339
4,375,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	4,399,194
1,350,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	1,393,862
575,000		Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	586,126
3,950,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	4,144,933
5,000,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	5,154,175
975,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,004,589
6,250,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	6,588,109
1,675,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,706,406
6,375,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	6,757,500
850,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	839,640
		TOTAL	112,290,425
		Metals & Mining—1.5%
4,575,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,588,336
3,200,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	3,265,008
2,450,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,577,032
2,350,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	2,521,903
3,725,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	3,910,589
750,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	779,843
5,675,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	6,001,795
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,600,968
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	790,112
1,275,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	1,313,392
		TOTAL	27,348,978
		Midstream—6.4%
450,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	487,121
1,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,484,760
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	6,957,405
4,300,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,792,170
5,650,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	4,929,766
4,100,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	3,813,000
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	576,438
7,300,000		CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	6,755,037
775,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	857,948
1,050,000		Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	1,182,872
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$6,825,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	$7,129,258
3,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,757,493
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,483,124
500,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	423,958
3,200,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	2,777,280
4,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	3,795,013
2,850,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,889,188
7,500,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	7,837,425
1,650,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.375%, 5/1/2024	1,726,869
5,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	6,047,431
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	3,045,700
4,375,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	4,506,206
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,313,779
5,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	5,474,949
8,250,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	7,365,699
4,000,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	3,066,660
2,250,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,340,782
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,889,758
4,225,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	4,346,469
1,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	1,425,905
3,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	3,629,245
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	753,993
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,290,408
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,625,107
3,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	3,698,700
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,818,268
	TOTAL	119,295,184
	Oil Field Services—1.8%
925,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	955,063
6,200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	6,570,899
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,453,582
2,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	2,676,110
3,075,000	Sesi LLC, 7.125%, 12/15/2021	2,630,355
7,075,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	4,725,499
4,575,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	4,369,079
1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,982,555
6,725,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	7,073,853
	TOTAL	33,436,995
	Packaging—6.2%
9,075,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	9,399,885
4,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	4,217,480
4,600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	4,835,750
4,650,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,913,069
2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	3,010,070
7,000,000	Berry Plastics Corp., 5.500%, 5/15/2022	7,096,201
2,700,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	2,787,993
13,575,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	13,439,114
2,450,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,594,789
12,100,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	12,220,879
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$7,575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	$7,649,405
5,125,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	5,293,689
3,975,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	4,352,625
4,125,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	4,271,953
10,829,779	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	10,856,853
900,000	Sealed Air Corp., 144A, 5.250%, 4/1/2023	961,124
2,025,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	2,055,375
2,500,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	2,757,288
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	4,559,721
3,100,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	3,140,036
1,300,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	1,372,311
2,650,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,953,028
	TOTAL	114,738,638
	Paper—0.4%
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,343,125
1,575,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,689,735
	TOTAL	8,032,860
	Pharmaceuticals—3.8%
1,750,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	1,832,399
1,450,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,575,933
875,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	895,781
1,375,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,432,867
2,125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,186,391
591,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	595,678
3,423,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	3,455,091
10,275,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	10,637,862
1,550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,773,742
8,225,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,381,846
2,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	3,162,667
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	201,329
775,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	789,131
4,175,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	4,246,643
4,254,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	3,084,107
7,400,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	5,011,206
13,625,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	14,097,481
8,725,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	3,119,187
9,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	3,503,672
	TOTAL	70,983,013
	Refining—0.5%
8,375,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	8,500,566
	Restaurants—1.3%
1,375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	1,380,981
14,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	15,079,076
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	553,782
1,175,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,232,986
2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	2,492,004
3,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	4,124,348
	TOTAL	24,863,177
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—0.8%
$2,225,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	$2,359,835
3,925,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	3,755,636
5,800,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	5,091,907
5,550,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	3,925,640
525,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	565,594
	TOTAL	15,698,612
	Supermarkets—0.9%
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	957,915
2,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	2,361,185
10,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	10,742,420
2,225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,334,359
	TOTAL	16,395,879
	Technology—7.7%
6,325,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	6,420,033
1,950,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	2,048,670
3,775,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	4,198,121
11,725,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	12,384,531
3,350,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	3,451,890
700,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	707,000
1,275,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,393,702
10,425,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	11,760,442
1,250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	1,304,169
8,950,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	8,771,000
12,750,000	Infor US, Inc., 6.500%, 5/15/2022	12,963,945
8,875,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	9,030,224
7,400,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	7,708,321
1,125,000	NCR Corp., 6.375%, 12/15/2023	1,155,471
1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	2,001,230
3,200,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	3,238,000
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,714,108
2,375,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	2,492,266
1,675,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	971,500
7,275,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	7,779,703
950,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	975,256
700,000	Sensata Technologies B.V., 144A, 5.625%, 11/1/2024	780,791
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,711,758
900,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	971,415
2,225,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	2,460,016
9,850,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	11,345,722
3,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	4,094,827
13,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	13,817,116
2,500,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	2,610,937
	TOTAL	144,262,164
	Utility - Electric—2.9%
3,625,000	Calpine Corp., 144A, 4.500%, 2/15/2028	3,661,685
900,000	Calpine Corp., 144A, 5.250%, 6/1/2026	939,215
5,800,000	Calpine Corp., 5.750%, 1/15/2025	5,966,750
2,450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,506,840
6,975,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	7,485,082
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	$1,245,565
6,825,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,417,752
2,875,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	3,146,256
700,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	760,795
425,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	438,583
2,975,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	3,032,566
7,050,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	7,467,078
1,800,000		Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,845,954
2,975,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,114,319
1,875,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	1,991,855
3,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,219,580
		TOTAL	54,239,875
		Wireless Communications—3.6%
1,025,000		Altice France SA, 144A, 8.125%, 2/1/2027	1,156,303
4,750,000		Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	4,951,875
15,050,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	16,186,124
4,650,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	5,018,977
8,000,000		Sprint Corp., 7.125%, 6/15/2024	8,646,680
8,725,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	9,596,191
3,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	3,755,810
3,675,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,810,828
800,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	853,858
2,400,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	2,448,204
4,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,478,170
3,975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	4,099,259
1,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	2,040,714
		TOTAL	67,042,993
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,730,441,396)	1,755,207,854
		COMMON STOCKS—0.1%
		Chemicals—0.1%
98,676	[1]	Hexion Holdings Corp.	1,189,046
		Media Entertainment—0.0%
67,010	[1]	iHeartMedia, Inc.	1,132,469
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,094,143)	2,321,515
		INVESTMENT COMPANY—4.7%
87,212,687		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.75%[4] (IDENTIFIED COST $87,236,119)	87,230,130
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $1,820,771,658)[5]	1,844,759,499
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	21,462,292
		TOTAL NET ASSETS—100%	$1,866,221,791
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2018	42,745,013
Purchases/Additions	664,140,216
Sales/Reductions	(619,672,542)
Balance of Shares Held 12/31/2019	87,212,687
Value	$87,230,130
Change in Unrealized Appreciation/Depreciation	$2,169
Net Realized Gain/(Loss)	$9,110
Dividend Income	$1,104,929
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,821,234,451.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,755,207,854	$0	$1,755,207,854
Equity Securities:
Common Stocks
Domestic	2,321,515	—	—	2,321,515
Investment Company	87,230,130	—	—	87,230,130
TOTAL SECURITIES	$89,551,645	$1,755,207,854	$0	$1,844,759,499
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$5.88	$6.40	$6.32	$5.82	$6.34
Income From Investment Operations:
Net investment income	0.38	0.38	0.39	0.40	0.41
Net realized and unrealized gain (loss)	0.49	(0.51)	0.08	0.50	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	0.87	(0.13)	0.47	0.90	(0.10)
Less Distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.39)	(0.40)	(0.41)
Distributions from net realized gain	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.39)	(0.39)	(0.39)	(0.40)	(0.42)
Net Asset Value, End of Period	$6.36	$5.88	$6.40	$6.32	$5.82
Total Return[1]	15.18%	(2.16)%	7.55%	15.90%	(1.81)%
Ratios to Average Net Assets:
Net expenses	0.03%	0.03%	0.02%	0.02%	0.02%
Net investment income	6.16%	6.14%	6.05%	6.47%	6.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,866,222	$1,712,174	$2,036,543	$2,121,645	$2,379,520
Portfolio turnover	34%	21%	28%	25%	33%
1	Based on net asset value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
December 31, 2019
Assets:
Investment in securities, at value including $87,230,130 of investment in an affiliated holding* (identified cost $1,820,771,658)		$1,844,759,499
Income receivable		29,531,180
Income receivable from affiliated holdings*		113,935
Receivable for investments sold		405,000
Receivable for shares sold		250,000
TOTAL ASSETS		1,875,059,614
Liabilities:
Income distribution payable	$8,652,830
Accrued expenses (Note 5)	184,993
TOTAL LIABILITIES		8,837,823
Net assets for 293,316,455 shares outstanding		$1,866,221,791
Net Assets Consist of:
Paid-in capital		$1,903,120,504
Total distributable earnings (loss)		(36,898,713)
TOTAL NET ASSETS		$1,866,221,791
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,866,221,791 ÷ 293,316,455 shares outstanding, no par value, unlimited shares authorized		$6.36
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Year Ended December 31, 2019
Investment Income:
Interest		$115,781,517
Dividends received from an affiliated holding*		1,104,929
TOTAL INCOME		116,886,446
Expenses:
Administrative fee (Note 5)	$2,723
Custodian fees	71,491
Transfer agent fee	130,212
Directors'/Trustees' fees (Note 5)	14,204
Auditing fees	36,700
Legal fees	9,092
Portfolio accounting fees	198,202
Printing and postage	15,836
Miscellaneous (Note 5)	29,660
TOTAL EXPENSES	508,120
Net investment income		116,378,326
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $9,110 on sales of investments in an affiliated holding*)		3,493,912
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $2,169 on investments in an affiliated holding*)		143,379,329
Net realized and unrealized gain on investments		146,873,241
Change in net assets resulting from operations		$263,251,567
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
Year Ended December 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$116,378,326	$111,446,944
Net realized gain	3,493,912	7,538,798
Net change in unrealized appreciation/depreciation	143,379,329	(154,766,309)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	263,251,567	(35,780,567)
Distributions to Shareholders	(119,348,718)	(114,049,474)
Share Transactions:
Proceeds from sale of shares	517,478,900	240,055,351
Net asset value of shares issued to shareholders in payment of distributions declared	11,967,918	9,467,988
Cost of shares redeemed	(519,301,399)	(424,062,887)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,145,419	(174,539,548)
Change in net assets	154,048,268	(324,369,589)
Net Assets:
Beginning of period	1,712,173,523	2,036,543,112
End of period	$1,866,221,791	$1,712,173,523
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
December 31, 2019
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Effective January 1, 2019, the Fund is subject to Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased callable debt securities with non-contingent call features to the earliest call date. The Fund applied the standard on a retrospective basis, as allowed under the standard, beginning with the fiscal year ended December 31, 2018. The identified cost basis of the applicable securities at December 31, 2018 has been adjusted from $642,585,993 to $642,101,219. This change has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Fund.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in
Annual Shareholder Report

connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2019	2018
Shares sold	83,359,803	39,241,943
Shares issued to shareholders in payment of distributions declared	1,913,898	1,527,133
Shares redeemed	(83,230,409)	(67,809,662)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,043,292	(27,040,586)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$119,348,718	$114,049,474
As of December 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,763,288
Unrealized appreciation (depreciation)	$23,525,048
Capital loss carryforwards	$(62,187,049)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
At December 31, 2019, the cost of investments for federal tax purposes was $1,821,234,451. The net unrealized appreciation of investments for federal tax purposes was $23,525,048. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,780,621 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,255,573.
As of December 31, 2019, the Fund had a capital loss carryforward of $62,187,049 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$62,187,049	$62,187,049
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Annual Shareholder Report

Interfund Transactions
During the year ended December 31, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $2,863,906.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2019, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2019, were as follows:
Purchases	$611,759,859
Sales	$649,330,273
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various condition precedents that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2019, the Fund had no outstanding loans. During the year ended December 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2019, there were no outstanding loans. During the year ended December 31, 2019, the program was not utilized.
9. subsequent event
Effective on or about February 28, 2021, the name of the Trust and Fund will change to Federated Hermes Core Trust and High Yield Bond Core Fund, respectively.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2019, 83.01% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–
High Yield Bond Portfolio
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF HIGH YIELD BOND PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the funds constituting the Federated Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of High Yield Bond Portfolio (one of the funds constituting the Federated Core Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
February 21, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual	$1,000.00	$1,043.60	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.00	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court's Board of Continuing Judicial Education and the Supreme Court's Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes' taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
High Yield Bond Portfolio (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated Funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, the Adviser or its affiliates (collectively, “Federated”) may receive compensation for managing assets invested in the Fund.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute trades for funds advised by Federated (each, a “Federated Fund”). The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
Annual Shareholder Report

management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates
Annual Shareholder Report

frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
High Yield Bond Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
30175 (2/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $142,600

Fiscal year ended 2018 - $142,624

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019- $0

Fiscal year ended 2018 -$0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $64,801 and $30,069 respectively. Fiscal year ended 2019- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2018- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $577,354

Fiscal year ended 2018 - $617,995

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, Ernst & Young LLP (“EY”), has the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, EY informed the Audit Committee that EY and/or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 21, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 21, 2020